Change in Non-Cash Operating Working Capital (Details) - USD ($) $ in Thousands	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Change in NonCash Operating Working Capital
Trade and other receivables	$ (7,810)	$ 2,452
Inventories	(2,475)	(4,251)
Prepaid expenses and other	(2,097)	(533)
Trade and other payables	(306)	49
Net changes in the working capital	$ (12,688)	$ (2,283)